PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class" Prospectus and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2014, as supplemented.

February 4, 2015

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE Large Co Value Equity Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Global Asset Management (Americas), Inc. ("UBS Global AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has appointed River Road Asset Management, LLC ("River Road") to serve as a new, additional investment advisor to the fund. River Road will assume investment advisory responsibility with respect to a portion of the fund's portfolio effective on or around February 4, 2015. In addition, at the recommendation of UBS Global AM, the Trust's Board has terminated Institutional Capital LLC ("ICAP") as an investment advisor to the fund. Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") will continue to serve as the fund's other investment advisors.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

All references and disclosure related to Institutional Capital, LLC ("ICAP") as an investment advisor to PACE Large Co Value Equity Investments in the Prospectuses and SAI are hereby deleted.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Management process" beginning on page 34 of the Multi-Class Prospectus and page 35 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road") currently serve as the fund's investment advisors.

The same section of each Prospectus is revised by adding the following as the final paragraph of that section.

River Road invests in a diversified, all-capitalization portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. River Road uses a proprietary research process to narrow the field of potential investments into a more refined working universe.

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River Road then employs a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including: (1) high, growing dividend yield; (2) financial strength; (3) priced at a discount to absolute value; (4) attractive business model; (5) shareholder-oriented management; and (6) undiscovered, underfollowed, or misunderstood companies. River Road employs a structured sell discipline and a strategy of balanced diversification to manage risk.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by inserting the following before the final sentence of the first paragraph:

River Road assumed day-to-day management of a separate portion of the fund's assets on or around February 4, 2015.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Investment manager and advisors" beginning on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager. Pzena, Robeco, Los Angeles Capital and River Road serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Portfolio managers" on page 36 of the Multi-Class Prospectus and page 37 of the Class P Prospectus is revised by adding the following as the last bullet point of that section:

•  River Road—Henry W. Sanders III, Executive Vice President of River Road, Thomas S. Forsha, Co-Chief Investment Officer of River Road, and James C. Shircliff, Chief Investment Officer of River Road, have been portfolio managers of the fund since February 4, 2015.

The section captioned "More information about the funds—PACE Large Co Value Equity Investments" and sub-captioned "Management process" beginning on page 83 of the Multi-Class Prospectus and page 85 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road") currently serve as the fund's investment advisors.

The same section of each Prospectus is revised by adding the following as the final paragraph of that section:

River Road invests in a diversified, all-capitalization portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. River Road invests in dividend-paying common stocks, publicly traded partnerships ("PTPs"), real estate investment trusts ("REITs"), foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, convertible preferred stocks and royalty income trusts.

Using a proprietary research process, River Road narrows the field of potential investments into a more refined working universe. River Road then employs a value-driven, bottom-up approach that seeks to identify companies that River Road believes have certain characteristics including: (1) high, growing dividend yield; (2) financial strength; (3) priced at a discount to absolute value; (4) attractive business model; (5) shareholder-oriented management; and (6) undiscovered, underfollowed, or misunderstood companies. River Road employs a structured sell discipline and a strategy of balanced diversification to manage risk.

The section captioned "Management" and sub-captioned "PACE Large Co Value Equity Investments" beginning on page 129 of the Multi-Class Prospectus and page 127 of the Class P Prospectus is revised by replacing the first sentence of the first paragraph of that section with the following:

Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road") serve as investment advisors for PACE Large Co Value Equity Investments.

The same section is revised by adding the following as the first paragraphs of that section:

River Road is located at 462 South Fourth Street, Suite 1600, Louisville, KY 40202, and has been in the investment management business since 2005. As of December 31, 2014, River Road had approximately $7.8 billion in assets under management. River Road employs a team approach to asset management. Henry W. Sanders III, Thomas S. Forsha and James C. Shircliff are primarily responsible for the day-to-day management of River Road's allocated portion of the Fund's portfolio. Messrs. Sanders, Forsha and Shircliff have held their responsibilities advising the fund since February 4, 2015.

Mr. Sanders is the Executive Vice President of River Road, which he co-founded in 2005. Prior to co-founding River Road, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth Trust Company. Mr. Forsha is the Co-Chief Investment Officer of River Road. Prior to joining River Road, Mr. Forsha served as Equity Analyst and Portfolio Manager for ABN AMRO Asset Management USA. Mr. Shircliff is the Chief Investment Officer of River Road, which he co-founded in 2005. Prior to co-founding River Road, Mr. Shircliff served as Executive Vice President, Portfolio Manager and Director of Research for SMC Capital, Inc.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Large Co Value Equity Investments" beginning on page 10 of the SAI is revised by replacing the second and third sentences of the first paragraph of that section with the following:

Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road") serve as the fund's investment advisors. UBS Global AM, subject to Board oversight, allocates the fund's assets among the investment advisors who utilize investment strategies designed to achieve capital appreciation and dividend income.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Large Co Value Equity Investments" on page 101 of the SAI is revised by replacing the first sentence of the first paragraph with the following:

Under the current Advisory Agreements for this fund with Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and River Road Asset Management, LLC ("River Road"), UBS Global AM (not the fund) pays each of Pzena, Robeco, Los Angeles Capital and River Road a fee based on the fund's average daily net assets that each manages (and in Pzena's case it may receive a maximum fee depending on its assets under management).

The same section of the SAI is revised by adding the following as the final sentence of the second paragraph of that section:

River Road is indirectly majority owned by Affiliated Managers Group Inc., and members of River Road's senior management team hold a substantial minority equity interest in the firm.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc." on page 130 of the SAI is revised by adding reference to River Road in the sub-caption and the following as the final subsection of that section:

River Road Asset Management, LLC. River Road Asset Management, LLC's ("River Road") exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting. River Road has established two proxy committees to oversee proxy voting activities, the Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. To help discharge its duties, River Road hired Glass Lewis & Co. ("Glass Lewis") as its voting agent. Glass Lewis performs the following services:

•  provides analysis of proxy proposals,

•  tracks and receives proxies for which River Road clients are entitled to vote,

•  votes the proxies as directed by River Road; and,

•  compiles and provides client voting records.

Conflicts of Interest. River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by River Road's Proxy Voting Policy Committee at the beginning of each year. If the policy recommendation and the management recommendation are different for a particular vote, portfolio managers may choose to vote differently from the policy with respect to a particular proxy based on the investment implications of each issue. In such cases, the investment rationale is documented and prior approval of the Compliance Department is obtained.

River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road's direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:

i.  documenting the potential conflict of interest;

ii.  obtaining the prior approval of the Chief Investment Officer and Chief Compliance Officer ("CCO");

iii.  obtaining Committee review or approval;

iv  deferring to the voting recommendation of a third party;

v.  voting pursuant to client direction (following disclosure of the conflict);

vi.  abstaining from voting;

vii.  voting reflectively (in the same proportion and manner as other shareholders); or,

viii.  taking such other action as necessary to protect the interests of clients.

The section captioned "Portfolio managers" and sub-captioned "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc." beginning on page 163 of the SAI is revised by adding reference to River Road in the sub-caption and the following as the final subsection of that section:

James C. Shircliff, Henry W. Sanders III and Thomas S. Forsha are primarily responsible for the day-to-day management of the portion of the fund allocated to River Road. The following table provides information relating to other accounts managed by Messrs. Shircliff, Sanders and Forsha as of September 30, 2014:

James C. Shircliff:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	7	24	142
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$2,209	$1,978	$2,794
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$459

Henry W. Sanders III:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	22	104
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$1,327	$1,971	$1,974
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$400

Thomas S. Forsha:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	3	22	108
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$1,327	$1,971	$1,979
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$400

Potential Conflicts of Interest. The portfolio managers for the fund manage multiple accounts, including the fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the fund, both of which have the potential to adversely affect the price paid or received by the fund or the size of the security position obtainable for the fund. River Road has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there is no assurance that such policies and procedures will adequately address such conflicts.

Compensation. Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. All of the portfolio managers also own equity in the firm, which entitles them to a portion of the firm's profits.

Ownership of fund shares. As of December 31, 2014, none of the portfolio managers owned shares of the fund.

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